Stock Option Plan - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended			101 Months Ended				12 Months Ended		12 Months Ended		0 Months Ended
	Nov. 04, 2013	Oct. 07, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2013 Glenn Mattes	Oct. 07, 2013 Glenn Mattes	Nov. 04, 2013 Alexander Zukiwski	Oct. 07, 2013 Alexander Zukiwski	Nov. 04, 2013 Stefan Proniuk	Oct. 07, 2013 Stefan Proniuk	Nov. 04, 2013 Director Compensation Plan	Nov. 04, 2013 Arie Belldegrun	Nov. 04, 2013 Steven Ruchefsky	Dec. 31, 2013 2005 Plan	Jan. 14, 2013 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Dec. 31, 2013 2005 Plan Maximum	Oct. 07, 2013 2005 Plan Maximum	Dec. 31, 2013 2005 Plan Minimum	Oct. 07, 2013 2005 Plan Minimum	Nov. 04, 2013 Conversion Debentures Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan			10,320,276												945,276	875,000	373,831		11,155,295		945,276
Term of stock options granted under 2005 Plan (in years)		10 years	10 years
Stock option vesting period																		4 years		3 years
Fair value of options vested under 2005 Plan			$ 1,507,982	$ 863,892										$ 4,723,545
Total unrecognized estimated compensation cost related to stock options			$ 10,236,586
Total unrecognized estimated compensation cost related to stock options, recognition period			2 years 9 months 18 days
Shares granted			5,038,605		386,697		316,389		45,701
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant			5,396,832	112,661
Equity Method Investment, Ownership Percentage						5.50%		4.50%		0.65%	0.10%	5.00%	0.20%
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price			$ 2.40								$ 2.40											$ 2.40
Percentage Of Stock Granted To Purchase Common Stock											0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	36 equal monthly installments